BAIRD FUNDS, INC.

Statement of Additional Information Supplement
To Statement of Additional Information Dated May 1, 2003

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Short-Term Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund

        The Statement of Additional Information is being supplemented to reflect a change in the Board of Directors of Baird Funds, Inc. (the "Company"). Effective December 31, 2003, Stephen A. Roell resigned as a Director of the Company.

The date of this Statement of Additional Information Supplement is January 7, 2004. Please keep this Statement of Additional Information Supplement with your records.

BAIRD FUNDS, INC.

Statement of Additional Information Supplement
To Statement of Additional Information Dated May 1, 2003

Baird LargeCap Fund
Baird MidCap Fund

        The Statement of Additional Information is being supplemented to reflect a change in the Board of Directors of Baird Funds, Inc. (the "Company"). Effective December 31, 2003, Stephen A. Roell resigned as a Director of the Company.

The date of this Statement of Additional Information Supplement is January 7, 2004. Please keep this Statement of Additional Information Supplement with your records.